UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22859

                  A&Q Masters Fund

(Exact name of registrant as specified in charter)

677 Washington Boulevard

      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC)

677 Washington Boulevard

                    Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
Altai Capital Partners Offshore, Ltd	US/Canada	$2,000,000	$1,050,143	0.76	7/1/2015	Quarterly	90 days	12/31/2015 (c)	$262,536
Atlas Institutional Fund, Ltd	US/Canada	9,800,851	11,592,980	8.41	8/1/2011	Quarterly	65 days	12/31/2015	11,592,980
BosValen Fund	Developed Asia excluding Japan	2,313,077	2,182,199	1.58	1/1/2015	Quarterly	60 days	12/31/2015	2,182,199
Cadian Offshore Fund Ltd.	US/Canada	934,252	1,139,060	0.83	1/1/2011	Semi-annual	60 days	6/30/2016 (c)	284,765
CapeView Azri 2X Fund	Europe including UK	4,830,000	4,962,903	3.60	8/1/2015	Monthly	30 days	12/31/2015	4,962,903
Glenview Capital Partners, L.P	US/Canada	5,000,000	4,165,868	3.02	9/1/2014	Quarterly	45 days	12/31/2015	4,165,868
Hayman Credes Master Fund	US/Canada	140,000	138,491	0.10	2/1/2015	Quarterly	45 days	3/31/2016	138,491
Jericho Capital International Ltd.	US/Canada	5,704,825	7,315,583	5.31	6/1/2011	Quarterly	60 days	12/31/2015	7,315,583
Pacific Grove International Ltd.	US/Canada	6,000,000	5,108,395	3.70	4/1/2015	Quarterly	65 days	3/31/2016 (c)	1,277,099
Pelham Long/Short Fund Ltd	Europe including UK	5,757,012	7,317,741	5.31	11/1/2010	Monthly	90 days	12/31/2015	7,317,741
Pleiad Asia Offshore Feeder Fund	Developed Asia including Japan	6,500,000	6,579,462	4.77	8/1/2015	Quarterly	60 days	9/30/2016 (c)	1,644,866
Sachem Head Offshore Ltd.	US/Canada	3,921,073	5,099,780	3.70	9/1/2013	Quarterly	65 days	12/31/2015 (c)	1,274,945
Shellback Offshore Fund, Ltd.	US/Canada	12,469,777	14,118,325	10.24	1/1/2014	Quarterly	45 days	12/31/2015	14,118,325
Soroban Cayman Fund Ltd.	US/Canada	9,814,243	11,195,183	8.12	4/1/2011	Quarterly	60 days	12/31/2015 (c)	2,798,796
TPG Public Equity Partners	Global	10,000,000	10,304,252	7.47	9/1/2015	Quarterly	60 days	12/31/2015 (c)	2,576,063
TT Long/Short Focus Fund	Europe including UK	5,000,000	5,513,806	4.00	10/1/2015	Monthly	60 days	9/30/2016	5,513,806
Turiya Fund LP	Developed Asia including Japan	3,300,000	6,062,514	4.40	1/1/2012	Quarterly	45 days	12/31/2015 (d)	2,020,838
Viking Global Equities III Ltd.	US/Canada	6,645,354	9,309,004	6.75	7/1/2013	Anniversary	45 days	6/30/2016	9,309,004

Equity Hedged Subtotal		$100,130,464	$113,155,689	82.07%

Relative Value
Sensato Asia Pacific Fund L.P.	Developed Asia including Japan	4,590,000	6,128,196	4.44	1/1/2012	Monthly	60 days	12/31/2015 (c)	1,532,049

Relative Value Subtotal		$4,590,000	$6,128,196	4.44%

Total		$104,720,464	$119,283,885	86.51%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.

   Complete informationabout the Investment Funds’ underlying investments is not readily available.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser and Board have elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $119,283,885.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied.

As of December 31, 2015, the Investment Funds in the equity hedged strategy had $46,538,789 subject to investor level gates and/or lock-ups. Investments representing approximately 5% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments is nine months at December 31, 2015.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples.

As of December 31, 2015, the Investment Fund in the relative value strategy had $6,128,196 subject to an investor level gates. There is no remaining restriction period for this Investment Fund at December 31, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	February 26, 2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	February 26, 2016

* Print the name and title of each signing officer under his or her signature.